Other Accrued Liabilities - Schedule of Other Accrued Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other Accrued Liabilities [Abstract]
Professional consultants’ expenses	$ 110,345	$ 332,690
Vendor liabilities		112,635
Stamp tax	125,793
Related party interest short term loan		25,605
Accrued Board of Directors fees	47,586	184,672
Accrued bonus		960,025
Other accrued expenses	27,554	36,643
Total other accrued liabilities	$ 311,278	$ 1,652,270